Revenue from contracts with customers (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	SFr 9,495	SFr 9,994
Other securities business [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	89	83
Underwriting [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	1,602	1,735
Brokerage [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	2,898	2,812
Investment Advice [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	3,295	3,415
Service, Other [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	SFr 1,611	SFr 1,949